AQR Large Cap Defensive Style Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
I
Prospectus [Line Items]
Average Annual Return, Percent	6.97%	7.26%	10.95%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	3.69%	8.87%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	5.39%	8.84%
N
Prospectus [Line Items]
Average Annual Return, Percent	6.67%	6.96%	10.65%
R6
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	7.33%	11.03%